SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Reverse Stock Split [Policy Text Block]
Reverse Stock Split

On June 26, 2018, the Company’s Shareholders and the Board of Directors approved a reverse stock split pursuant to which all classes of our issued and outstanding shares of common stock at the close of business on such date were combined and reconstituted into a smaller number of shares of common stock in a ratio of 1 share of common stock for every 10 shares of common stock (“1-for-10 reverse stock split”). The 1-for-10 reverse stock split was effective as of close of business on July 10, 2018 and the Company’s stock began trading on a split-adjusted basis on July 11, 2018.

On the exchange date, the reverse stock split reduced the number of outstanding shares to approximately 2.7 million ordinary shares, subject to additional shares being issued for fractional shares and preservation of round lots. Proportional adjustments have been made to the conversion and exercise prices of the Company’s outstanding common stock, treasury stock, warrants, restricted stock awards, and stock options, and to the number of shares issued and issuable under the Company’s Stock Incentive Plan. Upon the effectiveness of the 1-for-10 reverse stock split, each ten shares of the Company’s issued common stock were automatically combined and converted into one issued share of common stock, no par value. The Company did not issue any fractional shares in connection with the reverse stock split. Instead, fractional share interests were rounded up to the next largest whole share. The reverse split also preserved round lots of 100 shares, meaning that if the reverse split resulted in a shareholder holding less than 100 shares, the Company would issue, at no cost, additional shares to increase the holding to a full 100 shares. The reverse stock split does not modify the rights or preferences of the common stock. The number of authorized shares of the Company’s common stock remained at 60 million shares and no par value.

The accompanying consolidated financial statements and footnotes have been retroactively adjusted to reflect the effects of the
1-for-10 reverse stock split
.

Liquidity and Going Concern Disclosure [Policy Text Block]
Liquidity and Going Concern

The Company incurred net losses of RMB76,833, RMB106,261 and RMB152,790 in the years ended September 30, 2016, 2017 and 2018, respectively. Working capital deficit was RMB45,045 and RMB217,293 as of September 30, 2017 and 2018, respectively. Accumulated deficit was RMB258,060 and RMB411,723 as of September 30, 2017 and 2018, respectively. We are currently seeking to restructure the terms of our liabilities by raising funds to pay off liabilities. Our ability to continue as a going concern is depend upon obtaining the necessary financing or negotiating the terms of the existing borrowing to meet our current and future liquidity need.

On October 16, 2018, the Company entered into a Share Subscription Agreement with Longhan Investment Management, Co., Ltd. (“Longhan”) to sell 1,397,680 shares of the Company’s common stock for an aggregate purchase price of US$7,743,147. On January 4, 2019, the Company entered into a Financing Support Agreement with Tiger Capital Fund SPC (“Tiger Fund”) and Longhan. This agreement allows Tiger Fund to join Longhan to invest in Origin under the Share Subscription Agreement dated as of October 16, 2018 by and between Longhan and the Company. Under the Share Subscription Agreement and the Financing Support Agreement, Longhan and Tiger Fund purchased 1,397,680 shares of the Company’s common stock for an aggregate purchase price of US$7,743,147 as of the date of this report.

On May 17, 2019, the Company entered into a Cooperation Framework Agreement with Beijing Changping Technology Innodevelop Group (BC-TID), an entity owned by the government of Changping District of Beijing City. Under this agreement, BC-TID and Origin will form a new entity, which 51% and 49% of equity interests would be owned by BC-TID and the Company, respectively. Based on the agreement, Beijing Origin will contribute the headquarters building in Beijing and certain of its seed technology assets related to genetically modified seeds to the new entity. BC-TID will fund the joint venture with a total of RMB204 million in cash. Also agreed under this agreement, the new entity will pay off the bank loan of RMB78 million, which is collateralized by the Company’s headquarters building in Beijing, upon receiving the RMB204 million investment from BC-TID. The transaction is subject to the satisfaction or waiver of several conditions set forth in the agreement.

As of September 30, 2018, the amount due to Beijing Shihui, Zhangye Shihui Agricultural Development Co. Ltd. (“Zhangye Shihui”), Xinjiang Ginbo Seeds Center, Linze Origin Seeds Limited and Dr. Han Gengchen, the Chairman and Chief Executive Director of the Company, amounted to RMB137,811, RMB10,000, RMB10,000, RMB123,579 and RMB9,692, respectively. These related parties agreed that they shall not request the Company to repay outstanding balances until the Company are in a position to repay.

Besides the expected cash inflows from the aforementioned existing agreements, the Company is also seeking funds from other resources including but not limited to licensing its cord seed traits to its customers, applying for government grants for research and development activities, pursuing other capital investment from investors and selling certain company assets. The Company consistently reviews its working capital requirements and has also taken steps to reduce expenses. The Company has closed down the office of Origin USA and cut down the related personnel and administrative costs. The Company is also currently working with certain vendors and creditors to extend repayment terms.

Despite the Company’s effort to obtain additional funding and reduce operating costs, there is no assurance that the Company’s plans and actions will be successful. In addition, there can be no assurance that in the event additional sources of funds are needed they will be available on acceptable terms, if at all. The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

Convenience Translation [Policy Text Block]
Convenience translation into United States dollars

The consolidated financial statements are presented in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2018 of RMB6.8792 to US $1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, account receivable valuation, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets, valuation of long-lived assets and share-based compensation expense. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or net realizable value. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. The Company’s commercial seed inventories are reported in discontinued operations. Parent seed represents the seeds that are used for research and development activities.

The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Land Use Rights [Policy Text Block]
Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period.

Property, Plant and Equipment, Policy [Policy Text Block]
Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no capital leases for any of the periods presented.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Trademarks, which have indefinite lives are not amortized but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events. The Company has performed an impairment analysis on the acquired intangible assets in Beijing Origin and recorded an impairment provision of RMB1,433 during the year ended September 30, 2018.

Equity Method Investments, Policy [Policy Text Block]
Equity investments

Equity method investment is accounted for using the equity method whereby they are initially recognized at cost and thereafter, their carrying amount are adjusted for the Company’s share of the post-acquisition change in the net assets of equity method investments less impairment losses, if any. The dividend received was accounted for as a reduction in equity investments.

Cost method investment is stated at cost less impairment loss. The Company recorded an impairment loss of RMB2,374 on its cost method investment during the year ended September 30, 2018.

Valuation Of Long Lived Assets [Policy Text Block]
Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. The Company has performed an impairment analysis on the plant and equipment in Xinjiang Origin and recorded an impairment loss of RMB25,873 during the year ended September 30, 2017, and the impairment loss was reported in continuing operations. No impairment was recorded during the year ended September 30, 2018.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company derives its revenues primarily from the sale of various branded conventional seeds and branded seeds with biotechnology traits.

Revenue is recognized when pervasive evidence of an arrangement exists, products have been delivered, the price is fixed or determinable, collectability is reasonably assured and the right of return has expired. The Company generally determines the final selling price after a period the goods are delivered to the customers. Accordingly, the Company defers revenues recognition until the selling price has been finalized with the customers. The estimated amounts of revenues billed in excess of revenues recognized are recorded as deferred revenues.

Government Subsidies [Policy Text Block]
Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

The Company received several financial supports from various levels of the government. At fiscal years ended 2017 and 2018, the Company received government subsidies of RMB2,660 and RMB9,193, respectively for R&D and others. Government subsidies recognized as other income in the statement of income for the years ended September 30, 2016, 2017 and 2018, were RMB3,688, RMB1,407 and RMB5,516, respectively.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and, during the fiscal years ended September 30, 2016, 2017 and 2018, agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2016, 2017 and 2018, advertising costs were RMB3,237, RMB521 and RMBnil, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

The Company includes shipping and handling costs as either cost of goods sold or selling and administrative expenses depending on the nature of the expenses. Shipping and handling costs which relate to transportation of products to customers’ locations is charged to selling and marketing expenses and shipping and handling which relate to the transportation of goods to factories from suppliers and from one factory to another is charged to cost of revenues.

For the years ended September 30, 2016, 2017 and 2018, shipping and handling cost included in selling and marketing expenses were RMB2,055, RMB1,604, and RMB400, respectively.

Borrowing Cost [Policy Text Block]
Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the statement of income and comprehensive income in the period in which they are incurred.

Allowance For Doubtful Account [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based on the result of this analysis, the Company records an allowance for doubtful accounts.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740-10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company excluding Agritech, Origin USA and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech, Origin USA and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income (loss) attributable to Agritech and the non-controlling interests respectively.

Earnings Per Share, Policy [Policy Text Block]
Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the years. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

The Company adopts FASB ASC 718-10. ASC 718-10 requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurement

The Company adopted FASB ASC 820-10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820-10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820-10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations

The Company reports operating results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Through September 30, 2018, the Company reported discontinued operations when the operations and cash flows of a component of the Company had been eliminated or intended to be eliminated from ongoing operations. For a component to be disposed of by sale, financial results were classified as discontinued only when held for sale criteria were met. For a component to be disposed of other than by sale, financial results were not classified as discontinued until abandonment, distribution, or exchange occurred, depending on the manner of disposal. In the annual report for the year ended September 30, 2016 and 2017, the operating results of the seed production and distribution entities and assets mainly including Changchun Origin, Denong, Linze Origin, Zhengzhou Branch and office building in Beijing, PRC are presented as discontinued operations. The office building in Beijing, PRC was previously planned to be sold to Beijing Shihui. However, the Company changed the original plan and decided not to sell this part of assets. On September 21, 2018, the Company and certain subsidiaries of the Company entered into a Termination Agreement. Pursuant to this agreement, the Company will not transfer the above-mentioned office building in Beijing to Beijing Shihui.

As the office building in Beijing no longer meets the held-for-sale criteria, this part of assets has been reclassified as held and used and the related operation results were reclassified to continuing operations for all periods presented in this report. See note 4 for details.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

•	In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee).The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this update eliminate the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public entities. For public business entities, the amendments in ASU No. 2016-01 are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Except for the early application guidance discussed in ASU No. 2016-01, early adoption of the amendments in this update is not permitted. The Company does not expect the adoption of ASU No. 2016-01 will have a material impact on its consolidated financial statements.

●	In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). In July 2018, the FASB also issued ASU 2018-10 Codification Improvements to Topic 842, Leases and ASU 2018-11 Leases (Topic 842) Targeted Improvements. The amendments in this update will increase the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early application of the amendments is permitted, and may be applied through a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements with certain practical expedients available. An entity may apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company is currently evaluating the effect of this standard on its consolidated financial statements.

●	In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Financial Instruments—Credit Losses (Topic 326) amends guideline on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU No. 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of ASU No. 2016-13 on its consolidated financial statements.

●	In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of ASU No. 2016-15 will have a material impact on its consolidated financial statements.

●	In May 2017, the FASB issued ASU 2017-09-Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. The requirement provides guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. For public business entities, this ASU should be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. The Company does not expect the adoption of ASU No. 2017-09 will have a material impact on its consolidated financial statements.

●	In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Gross versus Net), which is effective upon adoption of ASU 2014-09. This ASU clarifies the implementation guidance in ASU 2014-09 on principal versus agent considerations. These ASUs are effective for annual reporting periods beginning after December 15, 2017 and interim periods within those annual periods. The Company will adopt ASU 2014-09, and its related clarifying ASUs, as of October 1, 2018. The Company anticipates adopting the standard using the modified retrospective transition approach. Under this approach, the new standard would apply to all new contracts initiated on or after October 1, 2018. For existing contracts that have remaining obligations as of October 1, 2018, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings. Our revenues are generally recognized upon delivery to the customer, which is when we control transfers to the customer. The majority of the Company’s customer contracts, which may be in the form of purchase orders, contracts or purchase agreements, contain performance obligations for delivery of agreed upon goods. Delivery of all performance obligations contained within a contract with a customer typically occurs at the same time. The Company has also determined that it will make accounting policy elections to 1) treat shipping and handling activities that occur after the customer obtains control of the goods as fulfillment costs and 2) exclude sales (and similar) taxes from the measurement of the transaction price. We have no open contracts as of September 30, 2018, there will be no cumulative effect of applying the new standards. Based on the revenue streams for year ended September 30, 2018, we do not expect the adoption of these ASUs to have a material impact on our consolidated financial statements.

●
In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this standard will remove, modify and add certain disclosures under ASC Topic 820, Fair Value Measurement, with the objective of improving disclosure effectiveness. For public business entities, this ASU should be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The transition requirements are dependent upon each amendment within this update and will be applied either prospectively or retrospectively. The Company does not expect ASU 2018-13 to have a material impact to the Company’s consolidated financial statements.

The Company believes that other recent accounting pronouncement updates will not have a material effect on the Company’s consolidated financial statements.